Basis of consolidation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nu Pagamentos S.A. - Instituicao de Pagamentos (“Nu Pagamentos”) [Member]
IfrsStatementLineItems [Line Items]
Control	Indirect
Principal activities	Credit card and prepaid account operations
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Financeira S.A. – SCFI (“Nu Financeira”) [Member]
IfrsStatementLineItems [Line Items]
Control	Indirect
Principal activities	Loan operations
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Investimentos S.A. - Corretora de Titulos e Valores Mobiliarios ("Nu Investimentos") [Member]
IfrsStatementLineItems [Line Items]
Control	Indirect
Principal activities	Investment platform
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Mexico Financiera, S.A. de C.V., S.F.P. ("Nu Mexico Financiera") [Member]
IfrsStatementLineItems [Line Items]
Control	Indirect
Principal activities	Multiple purpose financial company
Functional currency	MXN
Country of incorporation of subsidiary	Mexico
% equity interest	100.00%	100.00%	100.00%
Nu Colombia Compania de Financiamiento S.A. (“Nu Colombia”) [Member]
IfrsStatementLineItems [Line Items]
Control	Indirect
Principal activities	Multiple purpose financial company
Functional currency	COP
Country of incorporation of subsidiary	Colombia
% equity interest	100.00%	100.00%	100.00%